Below is a summary of our lease assets and liabilities at February 28, 2023 and February 28, 2022. (Details) - USD ($)	May 31, 2023	Feb. 28, 2023		Feb. 28, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating lease assets	$ 1,179,673	$ 1,208,440		$ 1,331,605
Current operating lease liability	244,169	248,670	[1]	254,027
Noncurrent operating lease liabilities	926,274	950,541	[1]	1,057,579
Total lease liabilities	$ 1,170,443	$ 1,199,211		$ 1,311,606

[1]	Derived from audited information